Subsequent Events - Additional Information (Details) - Subsequent Event ¥ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)
Subsequent Event [Line Items]
Business acquisition, percentage of equity interests acquired	90.00%	90.00%
Business acquisition, consideration transferred in cash	¥ 128.9	$ 20.4